Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative assets
Gross Amount Recognized on Balance Sheet	$ 57	$ 51
Counterparty Netting of Energy Contracts	28	17
Cash Collateral Received/Posted	16	7
Net Amount	13	27
Derivative liabilities
Gross Amount Recognized on Balance Sheet	(90)	(107)
Counterparty Netting of Energy Contracts	(28)	(17)
Cash Collateral Received/Posted	0	0
Net Amount	$ (62)	$ (90)